Income Taxes (Tables)	12 Months Ended
Aug. 31, 2015
Income Taxes [Abstract]
Schedule of Income Tax Expense Attributable to Income (Loss) before Income Taxes
	Current	Deferred	Total
Year ended August 31, 2015
U.S. federal	$—	$—	$—
State and local	1	—	1
	$1	$—	$1

	Current	Deferred	Total
Year ended August 31, 2014
U.S. federal	$—	$—	$—
State and local	1	—	1
	$1	$—	$1

Schedule of Income Tax Expense Differs from Amount Computed by Applying Federal Income Tax Rate

	Year Ended	Year Ended
	August 31,	August 31,
	2015	2014
Computed “expected” tax expense	$(9,584)	$(9,969)
Increase (reduction) in income taxes resulting from:
Stock-based compensation	625	774
State and local income taxes, net of federal income tax benefit	1	1
Foreign rate differential	—	—
Warrants modification and changes in fair value	—	—
Other	21	12
Change in valuation allowance	8,937	9,183
Income tax expense	$1	$1

Summary of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Liabilities
	August 31,	August 31,
	2015	2014
Deferred tax assets:
Accrued liabilities	$240	$279
Other assets	157	169
Inventory capitalization	266	446
Deferred revenue	348	139
Total current deferred tax assets	1,011	1,031

Noncurrent assets:
Depreciation	1,834	2,310
Inventory reserves	2,973	2,689
Deferred rent	22	29
Other assets	1,013	859
Net operating loss carryforward	112,373	101,485
Federal and state tax credit carryforward	8,919	8,919
Total noncurrent deferred tax assets	127,133	116,291
Total deferred tax assets	128,145	117,323
Less valuation allowance	(128,145)	(117,323)
Net deferred tax assets	$—	$—